FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Long-term debt and current portion of long term debt, carrying value	$ 9,894	$ 9,152
Long-term debt and current portion of long-term debt, fair value	$ 9,587	$ 8,651